Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2023-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

In December 2023, in accordance with Nasdaq requirements, our Board adopted a clawback policy to provide for the recovery of erroneously awarded executive compensation in the event of an accounting restatement resulting from material noncompliance with financial reporting requirements under the federal securities laws. This policy is designed to comply with Section 10D of the Exchange Act, Rule 10D-1 thereunder and the applicable Nasdaq listing rules.  A copy of the policy is filed as Exhibit 97.1 to the Company’s annual report on Form 10-K for the year ended December 31, 2025.